S000000600 [Member] Expense Example, No Redemption - Nuveen Ohio Municipal Bond Fund	May 31, 2025 USD ($)
Nuveen Ohio Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 496
Expense Example, No Redemption, 3 Years	660
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,355
Nuveen Ohio Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	187
Expense Example, No Redemption, 5 Years	327
Expense Example, No Redemption, 10 Years	736
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	500
Expense Example, No Redemption, 5 Years	864
Expense Example, No Redemption, 10 Years	$ 1,888